Acquisition (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Goodwill		¥ 595,280	¥ 318,943
Major acquisition in 2020
Acquisition
Equity interest acquired (as a percent)			33.10%
Cash consideration			¥ 168,300
Previously held equity interest in equity investments (as a percent)				30.00%
Equity interest after acquisition (as a percent)			63.10%
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Net assets acquired	[1]		¥ 16,440
Deferred tax liabilities			(60,375)
Goodwill			311,109
Noncontrolling interests			(187,762)
Total			320,912
Major acquisition in 2020 | Trademark
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[2]		59,300
Major acquisition in 2020 | Developed technology
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[2]		182,200
Major acquisition in 2020 | Investment income/(losses), net
Acquisition
Gain in relation to the revaluation of the previously held equity interests			¥ 130,100
Acquisition in 2021
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Net assets acquired		76,132
Deferred tax liabilities		(13,293)
Goodwill		276,463
Redeemable noncontrolling interests		(106,368)
Total		311,346
Impairment loss on amortizable intangible assets		56,800
Acquisition in 2021 | Trademark
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[3]	64,662
Acquisition in 2021 | Other identified intangible assets
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[3]	13,750
Acquisition in 2021 | Investment income/(losses), net
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Loss in relation to the revaluation of the previously held equity interests		¥ 2,500

[1]	Net assets acquired mainly included cash and cash equivalents as of the date of acquisition.
[2]	Trademark and Developed technology acquired in the acquisition are included in “Copyrights, licenses, domain names, trademark and technology”.
[3]	Trademarks and other identified intangible assets acquired in the acquisitions are included in “Copyrights, licenses, domain names, trademark and technology”, of which impairment loss of RMB56.8 million for the year ended December 31, 2021 was recognised.